Income Taxes	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 19 – Income Taxes
As a result of the Reverse Recapitalization, the Company became the successor of Legacy Bridger, as discussed in
“Note 1 – Organization and Basis of Presentation
,
”
which is treated as a partnership for U.S. federal income tax purposes. As a partnership, Legacy Bridger’s net income or loss is allocated among the members in accordance with the Company’s operating agreement, and federal income taxes are not payable or provided for by Legacy Bridger. Members are taxed individually on their pro rata ownership share of Legacy Bridger’s earnings. Subsequent to the Reverse Recapitalization, the Company became the successor of Legacy Bridger. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to net taxable income or loss and any related tax credits of the Company.
The effective tax rate was 0% for three and six months ended June 30, 2023, respectively. The tax rate differs from the federal statutory rate as a result of the full valuation allowance recognized against the Company’s deferred tax assets.
As a result of the Reverse Recapitalization, the Company recognized a deferred tax asset to account for the difference between the Company’s book and tax basis in its investment in Legacy Bridger. Tax basis exceeds book basis largely because of the tax basis step-up
created in various business and equity transactions prior to the Reverse Recapitalization. The Company expects to generate more deferred tax assets related to the issuance of stock-based compensation discussed in
“Note 15 – Stock-Based Compensation”
and federal net operating losses.
The Company has assessed the realizability of the net deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine that it is more likely than not that the deferred tax assets will not be realized as the Company does not expect to generate sufficient taxable income in the near term.

The Company’s income tax filings will be subject to audit by various taxing jurisdictions. The Company will monitor the status of U.S. federal, state and local income tax returns that may be subject to audi
t
in future periods. No U.S. federal, state and local income tax returns are currently under examination by the respective taxing authorities.